TRADE AND OTHER ACCOUNTS PAYABLES (Details) - Schedule of composition of current trade and other accounts payable - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Schedule of composition of current trade and other accounts payable [Abstract]
Aircraft Fuel	$ 476,320	$ 304,426
Boarding Fee	234,070	210,621
Suppliers technical purchases	145,973	75,402
Handling and ground handling	114,163	84,213
Other personnel expenses	93,490	92,047
Professional services and advisory	87,825	83,182
Airport charges and overflight	81,459	82,181
Air companies	79,958	59,524
Marketing	60,850	60,303
Services on board	59,647	44,434
Leases, maintenance and IT services	59,011	55,427
Achievement of goals	30,635	21,943
Maintenance	42,202	8,244
Crew	22,921	21,265
Land services	18,166	26,014
Jol Fleet	3,997
Aviation insurance	3,050	11,943
Others	57,567	38,807
Total trade and other accounts payables	$ 1,671,304	$ 1,279,976